Loans and Allowance for Credit Losses - Modified Financing Receivables (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Loans Receivable [Member]
Financing Receivable, Modified [Line Items]
Percentage of financing receivables	0.10%
Weighted average interest rate reduction	0.00%
Weighted average term extension (Month)	37 months
Loans Receivable [Member] | Commercial, Industrial and Agricultural Portfolio
Financing Receivable, Modified [Line Items]
Percentage of financing receivables	0.07%
Weighted average interest rate reduction	0.00%
Weighted average term extension (Month)	37 months
Loans Receivable [Member] | Consumer Portfolio Segment
Financing Receivable, Modified [Line Items]
Percentage of financing receivables	0.00%
Weighted average interest rate reduction	0.00%
Principal Forgiveness | Loans Receivable [Member]
Financing Receivable, Modified [Line Items]
Financing receivable, modification amount	$ 0
Modified loans	0
Principal Forgiveness | Loans Receivable [Member] | Commercial, Industrial and Agricultural Portfolio
Financing Receivable, Modified [Line Items]
Financing receivable, modification amount	0
Modified loans	0
Principal Forgiveness | Loans Receivable [Member] | Consumer Portfolio Segment
Financing Receivable, Modified [Line Items]
Financing receivable, modification amount	0
Modified loans	0
Payment Delay | Loans Receivable [Member]
Financing Receivable, Modified [Line Items]
Financing receivable, modification amount	3,353
Modified loans	0
Payment Delay | Loans Receivable [Member] | Commercial, Industrial and Agricultural Portfolio
Financing Receivable, Modified [Line Items]
Financing receivable, modification amount	0
Modified loans	0
Payment Delay | Loans Receivable [Member] | Consumer Portfolio Segment
Financing Receivable, Modified [Line Items]
Financing receivable, modification amount	0
Modified loans	0
Term Extension | Loans Receivable [Member]
Financing Receivable, Modified [Line Items]
Financing receivable, modification amount	93
Modified loans	0
Term Extension | Loans Receivable [Member] | Commercial, Industrial and Agricultural Portfolio
Financing Receivable, Modified [Line Items]
Financing receivable, modification amount	93
Modified loans	0
Term Extension | Loans Receivable [Member] | Consumer Portfolio Segment
Financing Receivable, Modified [Line Items]
Financing receivable, modification amount	0
Modified loans	0
Interest Rate Reduction | Loans Receivable [Member]
Financing Receivable, Modified [Line Items]
Financing receivable, modification amount	0
Modified loans	0
Interest Rate Reduction | Loans Receivable [Member] | Commercial, Industrial and Agricultural Portfolio
Financing Receivable, Modified [Line Items]
Financing receivable, modification amount	0
Modified loans	0
Interest Rate Reduction | Loans Receivable [Member] | Consumer Portfolio Segment
Financing Receivable, Modified [Line Items]
Financing receivable, modification amount	0
Modified loans	0
Combination Term Extension and Principal Forgiveness | Loans Receivable [Member]
Financing Receivable, Modified [Line Items]
Financing receivable, modification amount	0
Combination Term Extension and Principal Forgiveness | Loans Receivable [Member] | Commercial, Industrial and Agricultural Portfolio
Financing Receivable, Modified [Line Items]
Financing receivable, modification amount	0
Combination Term Extension and Principal Forgiveness | Loans Receivable [Member] | Consumer Portfolio Segment
Financing Receivable, Modified [Line Items]
Financing receivable, modification amount	0
Combination Term Extension and Interest Rate Reduction | Loans Receivable [Member]
Financing Receivable, Modified [Line Items]
Financing receivable, modification amount	0
Combination Term Extension and Interest Rate Reduction | Loans Receivable [Member] | Commercial, Industrial and Agricultural Portfolio
Financing Receivable, Modified [Line Items]
Financing receivable, modification amount	0
Combination Term Extension and Interest Rate Reduction | Loans Receivable [Member] | Consumer Portfolio Segment
Financing Receivable, Modified [Line Items]
Financing receivable, modification amount	0
30-59 Days Past Due
Financing Receivable, Modified [Line Items]
Modified loans	0
30-59 Days Past Due | Commercial, Industrial and Agricultural Portfolio
Financing Receivable, Modified [Line Items]
Modified loans	0
30-59 Days Past Due | Consumer Portfolio Segment
Financing Receivable, Modified [Line Items]
Modified loans	0
60-89 Days Past Due
Financing Receivable, Modified [Line Items]
Modified loans	0
60-89 Days Past Due | Commercial, Industrial and Agricultural Portfolio
Financing Receivable, Modified [Line Items]
Modified loans	0
60-89 Days Past Due | Consumer Portfolio Segment
Financing Receivable, Modified [Line Items]
Modified loans	0
Greater Than 89 Days Past Due
Financing Receivable, Modified [Line Items]
Modified loans	0
Greater Than 89 Days Past Due | Commercial, Industrial and Agricultural Portfolio
Financing Receivable, Modified [Line Items]
Modified loans	0
Greater Than 89 Days Past Due | Consumer Portfolio Segment
Financing Receivable, Modified [Line Items]
Modified loans	0
Financial Asset, Past Due [Member]
Financing Receivable, Modified [Line Items]
Modified loans	0
Financial Asset, Past Due [Member] | Commercial, Industrial and Agricultural Portfolio
Financing Receivable, Modified [Line Items]
Modified loans	0
Financial Asset, Past Due [Member] | Consumer Portfolio Segment
Financing Receivable, Modified [Line Items]
Modified loans	$ 0
Residential 1-4 Family Real Estate | Loans Receivable [Member] | Real Estate Portfolio Segment
Financing Receivable, Modified [Line Items]
Percentage of financing receivables	0.10%
Weighted average interest rate reduction	0.00%
Residential 1-4 Family Real Estate | Principal Forgiveness | Loans Receivable [Member] | Real Estate Portfolio Segment
Financing Receivable, Modified [Line Items]
Financing receivable, modification amount	$ 0
Modified loans	0
Residential 1-4 Family Real Estate | Payment Delay | Loans Receivable [Member] | Real Estate Portfolio Segment
Financing Receivable, Modified [Line Items]
Financing receivable, modification amount	947
Modified loans	0
Residential 1-4 Family Real Estate | Term Extension | Loans Receivable [Member] | Real Estate Portfolio Segment
Financing Receivable, Modified [Line Items]
Financing receivable, modification amount	0
Modified loans	0
Residential 1-4 Family Real Estate | Interest Rate Reduction | Loans Receivable [Member] | Real Estate Portfolio Segment
Financing Receivable, Modified [Line Items]
Financing receivable, modification amount	0
Modified loans	0
Residential 1-4 Family Real Estate | Combination Term Extension and Principal Forgiveness | Loans Receivable [Member] | Real Estate Portfolio Segment
Financing Receivable, Modified [Line Items]
Financing receivable, modification amount	0
Residential 1-4 Family Real Estate | Combination Term Extension and Interest Rate Reduction | Loans Receivable [Member] | Real Estate Portfolio Segment
Financing Receivable, Modified [Line Items]
Financing receivable, modification amount	0
Residential 1-4 Family Real Estate | 30-59 Days Past Due | Real Estate Portfolio Segment
Financing Receivable, Modified [Line Items]
Modified loans	0
Residential 1-4 Family Real Estate | 60-89 Days Past Due | Real Estate Portfolio Segment
Financing Receivable, Modified [Line Items]
Modified loans	0
Residential 1-4 Family Real Estate | Greater Than 89 Days Past Due | Real Estate Portfolio Segment
Financing Receivable, Modified [Line Items]
Modified loans	0
Residential 1-4 Family Real Estate | Financial Asset, Past Due [Member] | Real Estate Portfolio Segment
Financing Receivable, Modified [Line Items]
Modified loans	$ 0
Commercial and Multi-Family Real Estate | Loans Receivable [Member] | Real Estate Portfolio Segment
Financing Receivable, Modified [Line Items]
Percentage of financing receivables	0.18%
Weighted average interest rate reduction	0.00%
Commercial and Multi-Family Real Estate | Principal Forgiveness | Loans Receivable [Member] | Real Estate Portfolio Segment
Financing Receivable, Modified [Line Items]
Financing receivable, modification amount	$ 0
Modified loans	0
Commercial and Multi-Family Real Estate | Payment Delay | Loans Receivable [Member] | Real Estate Portfolio Segment
Financing Receivable, Modified [Line Items]
Financing receivable, modification amount	2,406
Modified loans	0
Commercial and Multi-Family Real Estate | Term Extension | Loans Receivable [Member] | Real Estate Portfolio Segment
Financing Receivable, Modified [Line Items]
Financing receivable, modification amount	0
Modified loans	0
Commercial and Multi-Family Real Estate | Interest Rate Reduction | Loans Receivable [Member] | Real Estate Portfolio Segment
Financing Receivable, Modified [Line Items]
Financing receivable, modification amount	0
Modified loans	0
Commercial and Multi-Family Real Estate | Combination Term Extension and Principal Forgiveness | Loans Receivable [Member] | Real Estate Portfolio Segment
Financing Receivable, Modified [Line Items]
Financing receivable, modification amount	0
Commercial and Multi-Family Real Estate | Combination Term Extension and Interest Rate Reduction | Loans Receivable [Member] | Real Estate Portfolio Segment
Financing Receivable, Modified [Line Items]
Financing receivable, modification amount	0
Commercial and Multi-Family Real Estate | 30-59 Days Past Due | Real Estate Portfolio Segment
Financing Receivable, Modified [Line Items]
Modified loans	0
Commercial and Multi-Family Real Estate | 60-89 Days Past Due | Real Estate Portfolio Segment
Financing Receivable, Modified [Line Items]
Modified loans	0
Commercial and Multi-Family Real Estate | Greater Than 89 Days Past Due | Real Estate Portfolio Segment
Financing Receivable, Modified [Line Items]
Modified loans	0
Commercial and Multi-Family Real Estate | Financial Asset, Past Due [Member] | Real Estate Portfolio Segment
Financing Receivable, Modified [Line Items]
Modified loans	$ 0
Construction, Land Development and Farmland | Loans Receivable [Member] | Real Estate Portfolio Segment
Financing Receivable, Modified [Line Items]
Percentage of financing receivables	0.00%
Weighted average interest rate reduction	0.00%
Construction, Land Development and Farmland | Principal Forgiveness | Loans Receivable [Member] | Real Estate Portfolio Segment
Financing Receivable, Modified [Line Items]
Financing receivable, modification amount	$ 0
Modified loans	0
Construction, Land Development and Farmland | Payment Delay | Loans Receivable [Member] | Real Estate Portfolio Segment
Financing Receivable, Modified [Line Items]
Financing receivable, modification amount	0
Modified loans	0
Construction, Land Development and Farmland | Term Extension | Loans Receivable [Member] | Real Estate Portfolio Segment
Financing Receivable, Modified [Line Items]
Financing receivable, modification amount	0
Modified loans	0
Construction, Land Development and Farmland | Interest Rate Reduction | Loans Receivable [Member] | Real Estate Portfolio Segment
Financing Receivable, Modified [Line Items]
Financing receivable, modification amount	0
Modified loans	0
Construction, Land Development and Farmland | Combination Term Extension and Principal Forgiveness | Loans Receivable [Member] | Real Estate Portfolio Segment
Financing Receivable, Modified [Line Items]
Financing receivable, modification amount	0
Construction, Land Development and Farmland | Combination Term Extension and Interest Rate Reduction | Loans Receivable [Member] | Real Estate Portfolio Segment
Financing Receivable, Modified [Line Items]
Financing receivable, modification amount	0
Construction, Land Development and Farmland | 30-59 Days Past Due | Real Estate Portfolio Segment
Financing Receivable, Modified [Line Items]
Modified loans	0
Construction, Land Development and Farmland | 60-89 Days Past Due | Real Estate Portfolio Segment
Financing Receivable, Modified [Line Items]
Modified loans	0
Construction, Land Development and Farmland | Greater Than 89 Days Past Due | Real Estate Portfolio Segment
Financing Receivable, Modified [Line Items]
Modified loans	0
Construction, Land Development and Farmland | Financial Asset, Past Due [Member] | Real Estate Portfolio Segment
Financing Receivable, Modified [Line Items]
Modified loans	$ 0
1-4 family Equity Lines of Credit | Loans Receivable [Member] | Real Estate Portfolio Segment
Financing Receivable, Modified [Line Items]
Percentage of financing receivables	0.00%
Weighted average interest rate reduction	0.00%
1-4 family Equity Lines of Credit | Principal Forgiveness | Loans Receivable [Member] | Real Estate Portfolio Segment
Financing Receivable, Modified [Line Items]
Financing receivable, modification amount	$ 0
Modified loans	0
1-4 family Equity Lines of Credit | Payment Delay | Loans Receivable [Member] | Real Estate Portfolio Segment
Financing Receivable, Modified [Line Items]
Financing receivable, modification amount	0
Modified loans	0
1-4 family Equity Lines of Credit | Term Extension | Loans Receivable [Member] | Real Estate Portfolio Segment
Financing Receivable, Modified [Line Items]
Financing receivable, modification amount	0
Modified loans	0
1-4 family Equity Lines of Credit | Interest Rate Reduction | Loans Receivable [Member] | Real Estate Portfolio Segment
Financing Receivable, Modified [Line Items]
Financing receivable, modification amount	0
Modified loans	0
1-4 family Equity Lines of Credit | Combination Term Extension and Principal Forgiveness | Loans Receivable [Member] | Real Estate Portfolio Segment
Financing Receivable, Modified [Line Items]
Financing receivable, modification amount	0
1-4 family Equity Lines of Credit | Combination Term Extension and Interest Rate Reduction | Loans Receivable [Member] | Real Estate Portfolio Segment
Financing Receivable, Modified [Line Items]
Financing receivable, modification amount	0
1-4 family Equity Lines of Credit | 30-59 Days Past Due | Real Estate Portfolio Segment
Financing Receivable, Modified [Line Items]
Modified loans	0
1-4 family Equity Lines of Credit | 60-89 Days Past Due | Real Estate Portfolio Segment
Financing Receivable, Modified [Line Items]
Modified loans	0
1-4 family Equity Lines of Credit | Greater Than 89 Days Past Due | Real Estate Portfolio Segment
Financing Receivable, Modified [Line Items]
Modified loans	0
1-4 family Equity Lines of Credit | Financial Asset, Past Due [Member] | Real Estate Portfolio Segment
Financing Receivable, Modified [Line Items]
Modified loans	$ 0